Note 29 - Foreign exchange control measures in Argentina (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of entity's revenue	10.00%	10.00%	10.00%
Argentina
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of entity's revenue	11.00%
Argentina | Argentine Subsidiaries [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of entity's net equity	13.00%
Percentage of entity's revenue	17.00%
Argentine Peso / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency	$ (8,777)	$ (40,565)
Argentine Peso / U.S. dollar foreign exchange risk [member] | Argentina, Pesos
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Exchange rate of the Argentine peso per U.S. dollar	1,455
International market [member] | Argentine Subsidiaries [Member] | Us Dollar Denominated Argentine Bonds [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets at fair value through other comprehensive income	$ 204,400